                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03541

                              Asset Management Fund
               (Exact name of registrant as specified in charter)

                     230 West Monroe St., Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

      Citi Fund Services Ohio, Inc., 3435 Stelzer Rd., Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 527-3713

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

ASSET MANAGEMENT FUND
MONEY MARKET FUND

Statement of Net Assets
July 31, 2007
(Unaudited)

                                                                     PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                   -------------   --------------
REPURCHASE AGREEMENTS (91.7%)
Bear Stearns, 5.31%*,
   (Agreement dated 7/31/07 to be repurchased at
   $40,041,144 on 8/1/07. Collateralized by various
   Adjustable Rate U.S. Government Mortgage Securities,
   5.77%-5.87%, with a value of $41,241,817, due
   11/25/35-9/25/36)                                               $  40,000,000   $   40,000,000
                                                                                   --------------
Citigroup Repo, 5.28%*,
   (Agreement dated 7/31/07 to be repurchased at
   $142,904,956 on 8/1/07. Collateralized by various
   Adjustable Rate U.S. Government Mortgage Securities,
   4.50%-6.00%, with a value of $145,097,335, due
   1/15/19-5/1/36)                                                   142,884,000      142,884,000
                                                                                   --------------
TOTAL REPURCHASE AGREEMENTS (COST $182,884,000)                                       182,884,000
                                                                                   --------------
TOTAL INVESTMENTS (COST $182,884,000) (A) - 91.7%                                     182,884,000
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.3%                                           16,601,909
                                                                                   --------------
NET ASSETS APPLICABLE TO 199,500,180 SHARES OF COMMON STOCK
ISSUED AND OUTSTANDING - 100.0%                                                    $  199,485,909
                                                                                   ==============
Net Asset Value, Class I offering and redemption price per share
   ($151,944,659 / 151,958,500)                                                    $         1.00
                                                                                   ==============
Net Asset Value, Class D offering and redemption price per share
   ($47,541,250 / 47,541,680)                                                      $         1.00
                                                                                   ==============

----------
*    The rates presented are the rates in effect at July 31, 2007.

(a) Represents cost for financial reporting, see notes to schedules of investments for tax reporting purposes.

See notes to schedules of investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND

Statement of Net Assets
July 31, 2007
(Unaudited)

                                                                     PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                   -------------   --------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (67.3%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS (6.7%)
Bear Stearns Adjustable Rate Mortgage Trust
   7.40%, 3/25/31                                                  $   4,240,522   $    4,231,246
CS First Boston Mortgage Securities Corp.
   8.69%, 11/25/31                                                     1,387,265        1,398,539
   7.32%, 6/25/32                                                        869,153          868,609
Fannie Mae
   7.42%, 7/1/28                                                       6,845,129        7,118,935
   7.17%, 1/1/29                                                       6,881,631        7,113,886
   7.03%, 8/1/29                                                       4,867,116        5,026,818
   6.75%, 3/1/30                                                       2,901,594        2,974,133
   7.29%, 6/1/30                                                       6,070,208        6,301,635
   7.22%, 9/1/30                                                       3,728,847        3,860,521
   7.19%, 5/1/33                                                       4,031,333        4,162,351
   6.18%, 5/25/42                                                     13,455,570       13,623,765
Fannie Mae Grantor Trust
   6.21%, 5/25/42                                                      7,799,998        7,907,248
Fannie Mae Whole Loan
   6.32%, 8/25/42                                                      7,085,781        7,183,210
Fifth Third Mortgage Loan Trust
   6.12%, 11/19/32                                                     8,134,277        8,119,861
Freddie Mac
   6.39%, 10/1/22                                                      3,009,164        3,060,884
   7.26%, 8/1/24                                                       2,918,102        3,025,707
   7.18%, 9/1/27                                                       3,358,606        3,463,563
   7.18%, 12/1/27                                                      3,174,745        3,276,932
   7.23%, 12/1/27                                                      3,244,985        3,355,518
   7.18%, 9/1/28                                                      22,344,406       23,049,651
   7.15%, 9/1/30                                                       2,492,912        2,578,606
   7.22%, 7/1/31                                                      14,284,830       14,731,231
WAMU Mortgage Pass-Through Certificates
   6.42%, 4/25/44                                                     10,343,645       10,366,272
                                                                                   --------------
                                                                                      146,799,121
                                                                                   --------------
6 MO. CERTIFICATE OF DEPOSIT BASED ARMS (0.4%)
Fannie Mae
   6.35%, 6/1/21                                                       3,144,831        3,158,882
   6.83%, 12/1/24                                                      4,825,914        4,910,190
Freddie Mac
   7.06%, 1/1/26                                                       1,513,237        1,541,153
                                                                                   --------------
                                                                                        9,610,225
                                                                                   --------------
6 MO. LONDON INTERBANK OFFERING RATE (LIBOR) BASED ARMS (6.3%)
Bear Stearns Adjustable Rate Mortgage Trust
   8.05%, 3/25/31                                                        825,585          825,585
Fannie Mae
   6.65%, 9/1/27                                                       9,107,559        9,171,558
   6.58%, 3/1/28                                                       8,244,214        8,311,058
   6.90%, 6/1/28                                                       1,616,688        1,643,576
   6.55%, 12/1/32                                                        944,316          959,658

   6.64%, 9/1/33                                                       2,979,582        2,997,534
   6.55%, 11/1/33                                                      6,145,371        6,194,196
   6.60%, 11/1/33                                                      4,784,272        4,820,182
Freddie Mac
   7.50%, 9/1/30                                                       6,630,226        6,807,259
MASTR Adjustable Rate Mortgages Trust
   6.90%, 1/25/34                                                      1,958,381        1,963,277
MLCC Mortgage Investors, Inc.
   7.02%, 10/25/28                                                    15,634,240       15,800,353
Structured Asset Mortgage Investments, Inc.
   6.94%, 7/19/32                                                      4,759,813        4,813,361
   7.18%, 11/19/33                                                     7,014,513        7,106,579
   7.10%, 12/19/33                                                    12,440,533       12,584,377
Structured Asset Securities Corp.
   6.85%, 5/25/32                                                      3,420,407        3,424,682
   7.71%, 11/25/32                                                     5,801,454        5,852,217
   7.75%, 12/25/32                                                     7,025,244        7,152,576
   7.87%, 2/25/33                                                      6,824,908        6,933,680
   7.71%, 3/25/33                                                      4,707,189        4,792,507
   7.84%, 5/25/33                                                     13,478,513       13,769,144
   7.69%, 9/25/33                                                     11,072,818       11,263,133
                                                                                   --------------
                                                                                      137,186,492
                                                                                   --------------
COST OF FUNDS INDEX BASED ARMS (5.2%)
Fannie Mae
   5.55%, 11/1/32                                                     10,131,126       10,129,708
   5.47%, 8/1/33                                                      20,479,340       20,484,050
   5.47%, 5/1/35                                                      43,435,834       43,368,813
   5.54%, 11/1/36                                                     23,690,696       23,695,742
   5.54%, 6/1/38                                                      16,456,274       16,456,060
                                                                                   --------------
                                                                                      114,134,373
                                                                                   --------------
HYBRID ARMS (6.2%)
Banc of America Funding Corp.
   4.11%, 5/25/35                                                     15,155,798       14,792,804
First Horizon Alternative Mortgage Securities
   5.33%, 6/25/35                                                      9,691,399        9,626,996
JP Morgan Mortgage Trust
   5.24%, 9/25/35                                                      8,244,903        8,208,022
   4.82%, 7/25/35                                                     10,458,343       10,256,124
MASTR Adjustable Rate Mortgages Trust
   7.46%, 10/25/32                                                     2,927,379        2,927,379
Morgan Stanley Mortgage Loan Trust
   5.46%, 6/25/36                                                     11,463,925       11,355,976
Residential Accredit Loans, Inc.
   5.28%, 4/25/35                                                      8,219,587        8,152,427
Structured Adjustable Rate Mortgage Loan Trust
   4.87%, 5/25/34                                                     12,467,437       12,265,370
   6.12%, 5/25/36                                                      8,937,964        8,994,838
Wells Fargo Mortgage Backed Securities Trust
   3.99%, 12/25/34                                                    19,059,349       18,592,346
   5.10%, 3/25/36                                                     19,947,941       19,665,270
   5.63%, 5/25/36                                                      9,978,466        9,962,881
                                                                                   --------------
                                                                                      134,800,433
                                                                                   --------------
MONTHLY LONDON INTERBANK OFFERING RATE (LIBOR) COLLATERALIZED
   MORTGAGE OBLIGATIONS (42.5%)
Adjustable Rate Mortgage Trust
   5.52%, 3/25/37                                                     22,452,592       22,404,498
Banc of America Funding Corp.
   5.61%, 2/20/47                                                     10,781,000       10,763,651
Fannie Mae
   5.72%, 9/18/31                                                      5,610,072        5,645,811

   5.64%, 8/25/35                                                     28,103,118       27,943,729
   5.65%, 12/25/36                                                    51,367,785       51,257,205
   5.65%, 12/25/36                                                    34,032,559       33,955,663
   5.57%, 2/25/37                                                     89,075,572       88,375,812
   5.58%, 2/25/37                                                     92,550,207       92,182,330
   5.58%, 3/25/37                                                     49,721,411       49,519,030
Freddie Mac
   5.62%, 11/15/36                                                    40,790,430       40,705,052
Greenpoint Mortgage Funding Trust
   5.63%, 10/25/45                                                    16,006,852       15,988,764
GSR Mortgage Loan Trust
   5.67%, 3/25/32                                                      2,900,873        2,887,605
Indymac INDX Mortgage Loan Trust
   5.62%, 2/25/37                                                     11,797,000       11,693,776
   5.65%, 2/25/37                                                      4,857,000        4,809,948
   5.67%, 2/25/37                                                      3,470,000        3,432,047
JP Morgan Alternative Loan Trust
   5.54%, 11/25/36                                                     8,033,817        8,015,627
   5.63%, 11/25/36                                                    15,968,000       15,928,080
Lehman XS Trust
  5.48%, 3/25/37                                                     103,067,132      102,422,961
Merrill Lynch Mortgage Investors Trust
   5.52%, 7/25/36                                                     12,062,052       12,058,915
Morgan Stanley Mortgage Loan Trust
   5.56%, 8/25/36                                                     26,799,425       26,681,641
   5.56%, 9/25/36                                                     10,425,215       10,296,527
   5.56%, 10/25/36                                                    12,479,878       12,284,880
   5.57%, 11/25/36                                                    19,456,710       19,310,785
Nomura Asset Acceptance Corp.
   5.67%, 12/25/35                                                     9,259,345        9,284,799
Residential Accredit Loans, Inc.
   5.54%, 7/25/36                                                     21,972,141       21,821,856
Structured Adjustable Rate Mortgage Loan Trust
   5.53%, 2/25/37                                                     14,236,804       14,200,293
Thornburg Mortgage Securities Trust.
   5.45%, 7/25/36                                                     78,163,666       78,163,666
   5.50%, 8/25/36                                                     56,986,092       56,737,336
Wells Fargo Mortgage Backed Securities
   5.82%, 6/25/37                                                     38,774,067       38,761,950
   5.82%, 6/25/37                                                     42,774,410       42,761,043
                                                                                   --------------
                                                                                      930,295,280
                                                                                   --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES (COST
   $1,471,541,124)                                                                  1,472,825,924
                                                                                   --------------
FIXED RATE MORTGAGE-RELATED SECURITIES (19.3%)
COLLATERALIZED MORTGAGE OBLIGATIONS (19.3%)
Fannie Mae
   4.35%, 3/25/34                                                     35,167,883       34,079,877
   4.50%, 3/25/35                                                     20,671,574       19,477,902
   4.35%, 9/25/36                                                     61,281,168       59,078,876
   4.25%, 2/25/37                                                     67,360,928       63,698,178
   4.25%, 4/25/37                                                     48,554,162       46,065,761
   4.25%, 5/25/37                                                     65,699,760       62,433,911
Freddie Mac
   4.25%, 12/15/36                                                    68,147,400       64,335,404
Prime Mortgage Trust

   5.25%, 1/25/34                                                     10,801,299       10,670,083
Residential Accredit Loans, Inc.
   6.00%, 12/25/35                                                    15,908,275       15,871,059
   6.00%, 5/25/36                                                     29,551,225       29,551,926
Residential Asset Securitization Trust
   5.50%, 9/25/35                                                     18,617,570       18,582,142
                                                                                   --------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST
   $429,479,013)                                                                      423,845,119
                                                                                   --------------
REPURCHASE AGREEMENTS  (13.4%)
Citigroup Repo, 5.28%*, (Agreement dated
   7/31/07 to be repurchased at $124,612,274 on
   8/1/07. Collateralized by Adjustable Rate
   U.S. Government Mortgage Securities,
   5.00%-6.25%, with a value of $126,536,173
   due 12/25/20-6/25/44)                                             124,594,000      124,594,000
Bear Stearns 5.31%*, (Agreement dated
   7/31/07 to be repurchased at $170,174,864 on
   8/1/07. Collateralized by Adjustable Rate
   U.S. Government Mortgage Securities,
   5.67%-5.87%, with a value of $175,260,493,
   due 8/25/33-8/25/36)                                              170,000,000      170,000,000
                                                                                   --------------
TOTAL REPURCHASE AGREEMENTS (COST $294,594,000)                                       294,594,000
                                                                                   --------------
TOTAL INVESTMENTS (COST $2,195,614,137) (A) - 100.0%                                2,191,265,043
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                               72,871
                                                                                   --------------
NET ASSETS APPLICABLE TO 227,444,024 SHARES OF COMMON STOCK
   ISSUED AND OUTSTANDING - 100.0%                                                 $2,191,337,914
                                                                                   ==============
Net Asset Value, offering and redemption price per share
   ($2,191,337,914 / 227,444,024)                                                  $         9.63
                                                                                   ==============

----------
*    The rates presented are the rates in effect at July 31, 2007.

(a) Represents cost for financial reporting purposes, see notes to schedules of investments for tax cost reporting purposes.

See notes to schedules of investments.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND

Statement of Net Assets
July 31, 2007
(Unaudited)

                                                                     PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                   -------------   --------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (71.4%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS (14.6%)
Fannie Mae
   7.27%, 10/1/26                                                  $   1,322,859   $    1,372,880
   7.19%, 10/1/28                                                      1,119,834        1,160,428
   7.49%, 12/1/30                                                      2,643,932        2,749,690
   7.35%, 8/1/31                                                       2,046,045        2,125,969
   7.14%, 7/1/33                                                       3,727,403        3,859,027
   7.15%, 12/1/33                                                      1,779,374        1,843,876
Freddie Mac
   7.23%, 11/1/28                                                        838,125          859,078
   7.76%, 1/1/29                                                       3,376,531        3,511,593
   7.25%, 9/1/30                                                         707,961          730,085
   7.41%, 8/1/31                                                       6,446,983        6,686,731
Fund America Investors Corp. II
   6.92%, 6/25/23                                                      2,517,020        2,517,020
WAMU Mortgage Pass-Through Certificates
   6.42%, 4/25/44                                                      1,591,360        1,594,841
                                                                                   --------------
                                                                                       29,011,218
                                                                                   --------------
6 MO. CERTIFICATE OF DEPOSIT BASED ARMS (1.9%)
Fannie Mae
   6.33%, 4/1/20                                                       3,841,591        3,857,188
                                                                                   --------------
6 MO. LONDON INTERBANK OFFERING RATE (LIBOR) BASED ARMS (2.1%)
Structured Adjustable Rate Mortgage Loan Trust
   7.30%, 8/25/34                                                      2,220,293        2,245,271
Structured Asset Securities Corp.
   7.71%, 11/25/32                                                       924,771          932,863
   7.71%, 11/25/32                                                       924,771          932,863
                                                                                   --------------
                                                                                        4,110,997
                                                                                   --------------
COST OF FUNDS INDEX BASED ARMS (0.7%)
Regal Trust IV
   5.80%, 9/29/31                                                        760,490          759,381
Ryland Mortgage Securities Corp.
   6.25%, 10/25/23                                                       552,313          552,313
                                                                                   --------------
                                                                                        1,311,694
                                                                                   --------------
HYBRID ARMS (20.4%)
Adjustable Rate Mortgage Trust
   4.90%, 10/25/35                                                     2,075,000        2,048,163
   5.03%, 3/25/36                                                      1,609,129        1,597,094
Banc of America Funding Corp.
   5.05%, 5/20/35                                                      5,918,961        5,838,504
   4.61%, 2/20/36                                                      1,921,043        1,860,040
Bear Stearns Adjustable Rate Mortgage Trust
   4.80%, 10/25/35                                                     5,739,968        5,612,455
GSR Mortgage Loan Trust
   5.22%, 1/25/36                                                      4,981,617        4,906,611
Morgan  Stanley Mortgage Loan Trust
   5.46%, 6/25/36                                                      3,959,974        3,892,373

Mortgageit Trust
   4.75%, 5/25/35                                                      1,054,466        1,029,196
   4.75%, 5/25/35                                                      1,688,620        1,655,201
Sequoia Mortgage Trust
   4.08%, 4/20/35                                                      1,740,000        1,696,888
Structured Adjustable Rate Mortgage Loan Trust
   5.44%, 4/25/35                                                      3,983,165        3,950,901
   5.76%, 10/25/35                                                     6,376,228        6,363,409
                                                                                   --------------
                                                                                       40,450,835
                                                                                   --------------
MONTHLY LONDON INTERBANK OFFERING RATE
  (LIBOR) COLLATERALIZED MORTGAGE OBLIGATIONS (31.7%)
Adjustable Rate Mortgage Trust
   5.59%. 11/25/35                                                     4,138,766        4,141,570
American Home Mortgage Investment Trust
   5.47%, 9/25/35                                                      2,984,068        2,983,493
Bear Stearns Alt-A Trust
   5.54%, 8/25/36                                                      7,475,540        7,436,345
Fannie Mae
   5.57%, 2/25/37                                                     10,689,069       10,605,096
   5.58%, 3/25/37                                                      8,723,055        8,687,549
Freddie Mac
   5.58%, 1/15/37                                                      9,440,486        9,406,763
Merrill Lynch Alternative Note Asset
   6.12%, 1/25/37                                                      2,841,000        2,837,449
   6.32%, 1/25/37                                                      1,420,500        1,417,393
Morgan Stanley Mortgage Loan Trust
   5.41%, 6/25/36                                                      4,995,997        4,995,821
Sequoia Mortgage Trust
   5.63%, 9/20/33                                                      2,892,564        2,893,468
Structured Asset Mortgage Investments, Inc.
   6.52%, 2/19/35                                                      2,424,831        2,436,956
Structured Asset Securities Corp.
   6.57%, 3/25/33                                                      1,110,622        1,116,522
   6.67%, 5/25/33                                                      1,948,651        1,959,612
   6.52%, 11/25/33                                                     2,027,119        2,037,888
                                                                                   --------------
                                                                                       62,955,925
                                                                                   --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES (COST
   $141,419,835)                                                                      141,697,857
                                                                                   --------------
FIXED RATE MORTGAGE-RELATED SECURITIES (13.3%)
COLLATERALIZED MORTGAGE OBLIGATIONS (13.3%)
Fannie Mae
   4.35%, 9/25/36                                                     13,131,679       12,659,760
   4.25%, 4/25/37                                                      9,208,421        8,736,489
Freddie Mac
   3.03%, 6/15/17                                                      5,269,798        4,931,101
                                                                                   --------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST
   $26,585,003)                                                                        26,327,350
                                                                                   --------------
REPURCHASE AGREEMENTS (15.2%)
Citigroup Repo, 5.28%*, (Agreement dated
   7/31/07 to be repurchased at $30,056,408 on 8/1/07.
   Collateralized by a U.S. Government Mortgage
   Security, 5.50%, with a value of $30,509,412,
   due 2/15/33)                                                       30,052,000       30,052,000
                                                                                   --------------
TOTAL REPURCHASE AGREEMENTS (COST $30,052,000)                                         30,052,000
                                                                                   --------------

TOTAL INVESTMENTS (COST $198,056,838) (A) - 99.9%                                     198,077,207
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                              132,306
                                                                                   --------------
NET ASSETS APPLICABLE TO 20,439,005 SHARES OF COMMON STOCK
   ISSUED AND OUTSTANDING - 100.0%                                                 $  198,209,513
                                                                                   ==============
Net Asset Value, offering and redemption price per share
   ($198,209,513 / 20,439,005)                                                     $         9.70
                                                                                   ==============

----------
*    The rates presented are the rates in effect at July 31, 2007.

(a) Represents cost for financial reporting purposes, see notes to schedules of investments for tax cost reporting purposes.

See notes to schedules of investments.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND

Statement of Net Assets
July 31, 2007
(Unaudited)

                                                                     PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                   -------------   --------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (44.7%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS (16.1%)
Fannie Mae
   7.21%, 5/1/26                                                   $   2,631,069   $    2,726,445
   7.21%, 5/1/27                                                         896,582          928,803
   7.18%, 7/1/27                                                         420,651          435,242
   7.22%, 7/1/28                                                       2,432,220        2,518,107
   7.40%, 5/1/31                                                       2,479,128        2,578,293
   7.18%, 9/1/33                                                       2,644,864        2,738,261
Freddie Mac
   7.39%, 5/1/18                                                         561,320          577,107
   7.25%, 3/1/27                                                       1,591,784        1,644,015
   7.41%, 8/1/31                                                       7,423,612        7,699,677
                                                                                   --------------
                                                                                       21,845,950
                                                                                   --------------
HYBRID ARMS (10.7%)
Adjustable Rate Mortgage Trust
   4.95%, 10/25/35                                                     2,055,779        2,044,287
Banc of America Funding Corp.
   5.05%, 5/20/35                                                      3,945,974        3,892,336
Bear Stearns Adjustable Rate Mortgage Trust
   4.80%, 10/25/35                                                     2,604,466        2,561,410
Indymac INDX Mortgage Loan Trust
   5.43%, 7/25/35                                                      4,173,074        4,121,726
   5.42%, 9/25/35                                                      1,888,078        1,875,363
                                                                                   --------------
                                                                                       14,495,122
                                                                                   --------------
MONTHLY LONDON INTERBANK OFFERING RATE (LIBOR) COLLATERALIZED
   MORTGAGE OBLIGATIONS (17.9%)
Fannie Mae
   5.58%, 1/15/37                                                      7,269,174        7,243,207
   5.57%, 2/25/37                                                     10,689,069       10,605,097
   5.58%, 3/25/37                                                      6,542,291        6,515,662
                                                                                   --------------
                                                                                       24,363,966
                                                                                   --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES (COST
   $60,812,496)                                                                        60,705,038
                                                                                   --------------
FIXED RATE MORTGAGE-RELATED SECURITIES (27.2%)
15 YR. SECURITIES (0.2%)
Freddie Mac
   8.00%, 12/17/15                                                       309,752          314,345
                                                                                   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (27.0%)
Fannie Mae
   4.35%, 3/25/34                                                      4,568,507        4,427,169
   4.35%, 9/25/36                                                     13,131,679       12,659,759
   4.25%, 4/25/37                                                      4,604,210        4,368,245
Freddie Mac
   3.03%, 6/15/17                                                     11,497,740       10,758,766
   4.25%, 12/15/36                                                     4,590,967        4,334,160
                                                                                   --------------
                                                                                       36,548,099
                                                                                   --------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST
   $37,354,566)                                                                        36,862,444
                                                                                   --------------

U.S. TREASURY OBLIGATIONS (5.9%)
U.S. TREASURY NOTES (5.9%)
   4.875%, 5/15/09                                                     3,000,000        3,014,062
   4.75%, 5/15/14                                                      3,000,000        3,009,141
   4.25%, 11/15/14                                                     2,000,000        1,942,344
                                                                                   --------------
                                                                                        7,965,547
                                                                                   --------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $8,115,642)                                       7,965,547
                                                                                   --------------
REPURCHASE AGREEMENTS (22.0%)
Citigroup Repo, 5.28%*, (Agreement dated
   7/31/07 to be repurchased at $29,786,368 on
   8/1/07.  Collateralized by Adjustable
   Rate U.S. Government Mortgage Securities,
   5.50%-6.08%, with a value of $30,234,576, due
   2/15/33-5/1/37)                                                    29,782,000       29,782,000
                                                                                   --------------
TOTAL REPURCHASE AGREEMENTS (COST $29,782,000)                                         29,782,000
                                                                                   --------------
TOTAL INVESTMENTS (COST $136,064,704) (A) - 99.8%                                     135,315,029
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                              336,269
                                                                                   --------------
NET ASSETS APPLICABLE TO 13,159,281 SHARES OF COMMON STOCK
   ISSUED AND OUTSTANDING - 100.0%                                                 $  135,651,298
                                                                                   ==============
Net Asset Value, offering and redemption price per share
   ($135,651,298 / 13,159,281)                                                     $        10.31
                                                                                   ==============

----------
*    The rates presented are the rates in effect at July 31, 2007.

(a) Represents cost for financial reporting purposes, see notes to schedules of investments for tax cost reporting purposes.

See notes to schedules of investments.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND

Statement of Net Assets
July 31, 2007
(Unaudited)

                                                                     PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                   -------------   --------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (50.8%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS (4.0%)
Countrywide Home Loans
   7.46%, 1/20/35                                                  $   3,765,990   $    3,831,895
Lehman XS Trust
   6.02%, 11/25/35                                                     5,556,508        5,583,424
                                                                                   --------------
                                                                                        9,415,319
                                                                                   --------------
HYBRID ARMS (33.6%)
Adjustable Rate Mortgage Trust
   5.25%, 10/25/35                                                     8,870,251        8,754,925
Banc of America Mortgage Securities
   4.32%, 3/25/33                                                      1,936,283        1,920,042
   7.25%, 4/25/33                                                         81,941           82,013
Bear Stearns Adjustable Rate Mortgage Trust
   4.80%, 10/25/35                                                    12,241,684       12,025,893
Countrywide Alternative Loan Trust
   5.18%, 12/25/34                                                     7,132,172        7,055,028
Countrywide Home Loans
   4.93%, 12/25/33                                                     3,736,695        3,663,931
   5.39%, 11/25/35                                                     7,119,900        6,933,455
First Horizon Alternative Mortgage Securities
   5.45%, 7/25/35                                                     11,326,201       11,181,997
GSR Mortgage Loan Trust
   5.22%, 1/25/36                                                      4,981,617        4,906,611
JP Morgan Mortgage Trust
   4.97%, 8/25/35                                                      3,969,387        3,875,075
Structured Adjustable Rate Mortgage Loan Trust
   4.61%, 4/25/34                                                      8,525,097        8,365,447
   5.56%, 6/25/36                                                     10,000,000        9,980,585
                                                                                   --------------
                                                                                       78,745,002
                                                                                   --------------
MONTHLY LONDON INTERBANK OFFERING RATE (LIBOR) COLLATERALIZED
   MORTGAGE OBLIGATIONS (13.2%)
American Home Mortgage Investment Trust
   5.47%, 9/25/35                                                      2,790,053        2,789,515
Banc of America Funding Corp.
   5.63%, 2/20/47                                                      4,312,000        4,312,000
   5.66%, 2/20/47                                                      3,594,000        3,594,000
Fannie Mae
   5.58%, 3/25/37                                                      4,361,527        4,343,776
Impac CMB Trust
   6.34%, 6/25/33                                                      3,842,161        3,843,858
Merrill Lynch Alternative Note Asset
   5.62%, 1/25/37                                                      3,247,500        3,219,084
Structured Adjustable Rate Mortgage Loan Trust
   5.61%, 2/25/37                                                      2,415,000        2,400,661
   5.64%, 2/25/37                                                      3,105,000        3,084,623
   5.68%, 2/25/37                                                      3,450,000        3,426,281
                                                                                   --------------
                                                                                       31,013,798
                                                                                   --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES (COST
   $119,658,868)                                                                      119,174,119
                                                                                   --------------

FIXED RATE MORTGAGE-RELATED SECURITIES (47.2%)
15 YR. SECURITIES (3.6%)
Fannie Mae
   7.00%, 3/1/15                                                         435,448          448,450
   7.00%, 3/1/15                                                         417,920          430,057
   7.00%, 3/1/15                                                         759,538          782,820
   7.50%, 11/1/15                                                        580,941          605,451
   6.50%, 1/1/16                                                         588,632          599,232
   6.00%, 6/1/16                                                       1,500,537        1,517,385
   6.00%, 7/1/17                                                         756,849          765,877
   6.00%, 7/1/17                                                       1,538,653        1,551,455
Freddie Mac
   7.50%, 1/1/10                                                         229,129          232,660
   6.00%, 6/1/17                                                       1,586,737        1,599,320
                                                                                   --------------
                                                                                        8,532,707
                                                                                   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (43.6%)
Countrywide Alternative Loan Trust
   5.50%, 12/25/35                                                     7,975,425        7,945,084
Countrywide Home Loans
   5.75%, 2/25/37                                                     10,000,000        9,636,993
   5.75%, 2/25/37                                                     10,000,000        9,636,993
   5.75%, 5/25/37                                                     10,000,000        9,767,665
Credit Suisse Mortgage Capital Certificates
   6.00%, 5/25/36                                                     10,000,000        9,979,796
   6.00%, 2/25/37                                                      5,845,000        5,728,710
   6.00%, 2/25/37                                                      1,095,000        1,073,214
Fannie Mae
   4.00%, 10/25/32                                                     5,990,985        5,640,886
   5.00%, 9/25/35                                                      3,846,750        3,798,317
   4.25%, 4/25/37                                                      4,604,210        4,368,245
First Horizon Alternative Mortgage Securities
   6.00%, 7/25/36                                                      5,026,511        5,045,013
   6.00%, 7/25/36                                                      3,959,778        3,928,835
First Horizon Mortgage Pass-Through Trust
   5.75%, 5/25/36                                                     10,000,000        9,986,581
Freddie Mac
   5.00%, 2/15/30                                                      8,933,000        8,612,540
Residential Funding Mortgage Securities I
   6.08%, 1/25/37                                                      6,900,000        6,742,410
                                                                                   --------------
                                                                                      101,891,282
                                                                                   --------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST
$111,705,276)                                                                         110,423,989
                                                                                   --------------
REPURCHASE AGREEMENTS (1.9%)
Citigroup Repo, 5.28%*, (Agreement dated
   7/31/07 to be repurchased at $4,386,643 on
   8/1/07.  Collateralized by an Adjustable Rate
   U.S. Government Mortgage Security, 5.54%,
   with a value of $4,453,086, due 4/1/37)                             4,386,000        4,386,000
                                                                                   --------------
TOTAL REPURCHASE AGREEMENTS (COST $4,386,000)                                           4,386,000
                                                                                   --------------
TOTAL INVESTMENTS (COST $235,750,144) (A) - 99.9%                                     233,984,108
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                              169,067
                                                                                   --------------
NET ASSETS APPLICABLE TO 25,357,854 SHARES OF
   COMMON STOCK ISSUED AND OUTSTANDING - 100.0%                                    $  234,153,175
                                                                                   ==============

Net Asset Value, offering and redemption price per share
   ($234,153,175 / 25,357,854)                                                     $         9.23
                                                                                   ==============

----------
*    The rates presented are the rates in effect at July 31, 2007.

(a) Represents cost for financial reporting purposes, see notes to schedules of investments for tax cost reporting purposes.

See notes to schedules of investments.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND

Statement of Net Assets
July 31, 2007
(Unaudited)

                                                                     PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                   -------------   --------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (31.2%)
HYBRID ARMS  (20.5%)
Banc of America Funding Corp.                                      $   5,571,723   $    5,431,269
   4.61%, 2/20/36
Fannie Mae
   5.36%, 10/1/35                                                      2,337,061        2,290,474
   5.99%, 4/1/36                                                         827,202          827,550
Freddie Mac
   5.64%, 4/1/36                                                       8,782,698        8,664,474
GSR Mortgage Loan Trust
   5.22%, 1/25/36                                                      4,981,617        4,906,611
Indymac INDA Mortgage Loan Trust
   5.20%, 11/25/35                                                     3,740,755        3,647,064
Wells Fargo Mortgage Backed Securities Trust
   5.12%, 9/25/35                                                      1,056,000        1,031,313
                                                                                   --------------
                                                                                       26,798,755
                                                                                   --------------
MONTHLY LONDON INTERBANK OFFERING RATE
   (LIBOR) COLLATERALIZED MORTGAGE OBLIGATIONS (10.7%)
Fannie Mae
   5.74%, 2/25/37                                                      9,781,109        9,684,227
   5.58%, 3/25/37                                                      4,361,527        4,343,775
                                                                                   --------------
                                                                                       14,028,002
                                                                                   --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES (COST
   $40,888,935)                                                                        40,826,757
                                                                                   --------------
FIXED RATE MORTGAGE-RELATED SECURITIES (57.6%)
15 YR. SECURITIES(0.6%)
Fannie Mae
   7.00%, 3/1/15                                                         700,631          720,980
                                                                                   --------------
30 YR. SECURITIES (11.4%)
Fannie Mae
   5.00%, 8/1/33                                                       9,782,696        9,219,428
   6.00%, 6/1/34                                                       4,009,327        3,990,064
Government National Mortgage Association
   7.50%, 2/15/24                                                        368,195          387,862
   7.00%, 4/15/27                                                        372,981          388,832
   6.00%, 1/15/29                                                        894,802          897,318
                                                                                   --------------
                                                                                       14,883,504
                                                                                   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (45.6%)
Fannie Mae
   5.00%, 9/25/32                                                     13,929,000       13,397,144
   4.00%, 1/25/33                                                        875,715          827,003
   5.50%, 12/25/36                                                     8,573,000        8,110,695
   4.25%, 4/25/37                                                      4,604,210        4,368,245
Freddie Mac
   5.50%, 12/15/28                                                     5,496,270        5,466,861

   5.00%, 3/15/30                                                     10,670,000       10,427,991
   4.00%, 3/15/33                                                      1,152,378        1,078,913
   5.50%, 6/15/33                                                     12,201,000       11,849,447
   4.25%, 12/15/36                                                     4,590,967        4,334,160
                                                                                   --------------
                                                                                       59,860,459
                                                                                   --------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST                                     75,464,943
   $76,532,008)
                                                                                   --------------
REPURCHASE AGREEMENTS (10.8%)
Citigroup Repo, 5.28%*, (Agreement dated
   7/31/07 to be repurchased at $14,097,067 on 8/1/07.
   Collateralized by an Adjustable Rate U.S. Government
   Mortgage Security, 5.98%, with a value of $14,306,197,
   due 5/1/37)                                                        14,095,000       14,095,000
                                                                                   --------------
TOTAL REPURCHASE AGREEMENTS (COST $14,095,000)                                         14,095,000
                                                                                   --------------
TOTAL INVESTMENTS (COST $131,515,943) (A) - 99.6%                                     130,386,700
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                                              540,923
                                                                                   --------------
NET ASSETS APPLICABLE TO 13,036,703 SHARES OF
   COMMON STOCK ISSUED AND OUTSTANDING - 100.0%                                    $  130,927,623
                                                                                   ==============
Net Asset Value, offering and redemption price per share
   ($130,927,623 / 13,036,703)                                                     $        10.04
                                                                                   ==============

----------
*    The rates presented are the rates in effect at July 31, 2007.

(a) Represents cost for financial reporting purposes, see notes to schedules of investments for tax cost reporting purposes.

See notes to schedules of investments.

AMF LARGE CAP EQUITY FUND

Statement of Net Assets
July 31, 2007
(Unaudited)

                                                                       SHARES           VALUE
                                                                   -------------   --------------
COMMON STOCKS (95.1%)
ADVERTISING (3.0%)
Omnicom Group, Inc.                                                       32,000   $    1,659,840
                                                                                   --------------
AUTOMOTIVE  (1.9%)
Harley-Davidson, Inc.                                                     18,000        1,031,760
                                                                                   --------------
BANKS (2.6%)
Wells Fargo & Co.                                                         42,000        1,418,340
                                                                                   --------------
BEVERAGES (3.1%)
Anheuser Busch Companies, Inc.                                            35,000        1,706,950
                                                                                   --------------
BEVERAGES NON-ALCOHOLIC (8.2%)
Coca-Cola Co.                                                             43,000        2,240,730
PepsiCo, Inc.                                                             34,000        2,231,080
                                                                                   --------------
                                                                                        4,471,810
                                                                                   --------------
BUILDING PRODUCTS  (3.7%)
Home Depot, Inc.                                                          55,000        2,044,350
                                                                                   --------------
BUSINESS SERVICES (2.5%)
Staples, Inc.                                                             60,000        1,381,200
                                                                                   --------------
COMPUTER HARDWARE (5.7%)
Cisco Systems, Inc. (a)                                                   57,000        1,647,870
Dell, Inc. (a)                                                            52,000        1,454,440
                                                                                   --------------
                                                                                        3,102,310
                                                                                   --------------
COMPUTER SOFTWARE & SERVICES (7.4%)
Automatic Data Processing, Inc.                                           40,000        1,856,800
Microsoft Corp.                                                           75,000        2,174,250
                                                                                   --------------
                                                                                        4,031,050
                                                                                   --------------
CONSUMER NON-DURABLE (5.1%)
Procter & Gamble Co.                                                      45,000        2,783,700
                                                                                   --------------
DISTRIBUTOR-CONSUMER PRODUCTS (2.4%)
Sysco Corp.                                                               42,000        1,338,960
                                                                                   --------------
DIVERSIFIED MANUFACTURING (12.3%)
3M Co.                                                                    26,000        2,311,920
General Electric Co.                                                      70,000        2,713,200
Illinois Tool Works, Inc.                                                 30,000        1,651,500
                                                                                   --------------
                                                                                        6,676,620
                                                                                   --------------
FINANCIAL SERVICES (4.7%)
American Express Co.                                                      25,000        1,463,500
Merrill Lynch & Co.                                                       15,000        1,113,000
                                                                                   --------------
                                                                                        2,576,500
                                                                                   --------------
FOOD PROCESSING (2.3%)
Wm. Wrigley Jr. Co.                                                       22,000        1,268,960
                                                                                   --------------
HEALTH CARE (5.0%)
Johnson & Johnson                                                         45,000        2,722,500
                                                                                   --------------
INSURANCE (9.2%)

American International Group, Inc.                                        35,000        2,246,300
Berkshire Hathaway, Inc. (a)                                                  25        2,750,000
                                                                                   --------------
                                                                                        4,996,300
                                                                                   --------------
MEDICAL INSTRUMENTS (3.2%)
Medtronic, Inc.                                                           35,000        1,773,450
                                                                                   --------------
OIL & GAS  (2.6%)
Exxon Mobil Corp.                                                         17,000        1,447,210
                                                                                   --------------
PHARMACEUTICALS (3.0%)
Abbott Laboratories                                                       32,000        1,622,080
                                                                                   --------------
RETAIL (4.6%)
Wal-Mart Stores, Inc.                                                     55,000        2,527,250
                                                                                   --------------
TRANSPORTATION & SHIPPING (2.6%)
Fedex Corp.                                                               13,000        1,439,620
                                                                                   --------------
TOTAL COMMON STOCKS (COST $36,687,920)                                                 52,020,760
                                                                                   --------------
CASH EQUIVALENTS (4.1%)
MONEY MARKET MUTUAL FUND (4.1%)
Vanguard Admiral Money Market                                          2,243,710        2,243,710
Fund
                                                                                   --------------
TOTAL CASH EQUIVALENTS (COST $2,243,710)                                                2,243,710
                                                                                   --------------
TOTAL INVESTMENTS (COST $38,931,630) - 99.2%                                           54,264,470
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%                                              428,043
                                                                                   --------------
NET ASSETS - 100.0%                                                                $   54,692,513
                                                                                   ==============
Net Asset Value, offering and redemption price per share
   ($54,692,513 / 5,483,361)                                                       $         9.97
                                                                                   ==============

----------
(a)  Represents non-income producing security.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION
JULY 31, 2007 (UNAUDITED)

Asset Management Fund (the "Trust") was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management company. As of July 31, 2007, the Trust is authorized to issue an unlimited number of shares in seven separate series: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each of the Funds, except the Money Market Fund, offer a single class of shares. The Money Market Fund is authorized to sell two classes of shares, Class I Shares and Class D Shares. Each Class I and Class D Shares of the Money Market Fund have the same rights and obligations except that (i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote. The Trust maintains an insurance policy which insures its officers and trustees against certain liabilities.

A. Significant accounting policies are as follows:

SECURITY VALUATION

     Money Market Fund:

     Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

     Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, U.S. Government Mortgage Fund:

     As of July 31, 2007, the Funds' debt securities are generally valued at prices obtained from an independent pricing service or, for certain securities, the Board of Trustees has approved the daily use of a fixed income fair value pricing methodology developed by the Adviser that the Board believes reflects the fair value of such securities. The Funds' equity securities are valued at market prices or if reliable market prices are unavailable or deemed unreliable such securities will be valued pursuant to the Fair Valuation Procedures of the Funds. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.

     Large Cap Equity Fund:

     Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price thereof where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of 4:00 PM Eastern time. If reliable market prices are unavailable or deemed unreliable such securities will be valued pursuant to the Fair Valuation Procedures of the Fund. Due to the subjective and variable nature of fair value prices, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. Short term instruments

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2007 (UNAUDITED)

maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at the discretion of the Board of Trustees.

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

REPURCHASE AGREEMENTS

Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller's agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

     Each Fund, except the Money Market Fund and the Large Cap Equity Fund, may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued of delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. As of July 31, 2007, the Funds did not own any when-issued or delayed-delivery securities.

FEDERAL INCOME TAX INFORMATION:

     At July 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                    Tax           Tax      Net Unrealized
                                     Tax        Unrealized    Unrealized    Appreciation/
                                    Cost       Appreciation  Depreciation  (Depreciation)
                               --------------  ------------  ------------  --------------
Money Market Fund              $  182,884,000   $        --  $        --    $        --
Ultra Short Mortgage Fund       2,195,778,455     5,480,886   (9,994,298)    (4,513,412)
Ultra Short Fund                  198,056,838       540,880     (520,511)        20,369
Short U.S. Government Fund        136,064,704       110,011     (859,686)      (749,675)
Intermediate Mortgage Fund        235,750,144       369,949   (2,135,985)    (1,766,036)
U.S. Government Mortgage Fund     131,515,943       261,782   (1,391,025)    (1,129,243)
Large Cap Equity Fund              38,931,630    16,100,601     (767,761)    15,332,840

     As required, effective June 29, 2007 the Funds adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2007 (UNAUDITED)

positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact net assets or results of operations.

ITEM 2. CONTROLS AND PROCEDURES.

(A) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(B) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund


By (Signature and Title) /s/ Trent Statczar
                         ------------------------------
                         Trent Statczar, Treasurer

Date September 27, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Trent Statczar
                         ------------------------------
                         Trent Statczar, Treasurer

Date September 27, 2007


By (Signature and Title) /s/ Rodger. D. Shay Jr
                         ------------------------------
                         Rodger D. Shay, Jr., President

Date September 27, 2007